SCHEDULE OF FAIR VALUE ON NON-FINANCIAL ASSETS ON NON-RECURRING BASIS (Details)	Mar. 31, 2024 USD ($)
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd	$ 23,500,000
Goodwill arising from the acquisition of One Eighty Ltd	82,244,248
Fair Value, Inputs, Level 1 [Member]
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd
Goodwill arising from the acquisition of One Eighty Ltd
Fair Value, Inputs, Level 2 [Member]
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd
Goodwill arising from the acquisition of One Eighty Ltd
Fair Value, Inputs, Level 3 [Member]
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd	23,500,000
Goodwill arising from the acquisition of One Eighty Ltd	$ 82,244,248